Document and Entity Information	Mar. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2024
Entity File Number	333-232018
Entity Registrant Name	Provident Bancorp, Inc. /MD/
Entity Central Index Key	0001778784
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-4132422
Entity Address, Address Line One	5 MARKET STREET
Entity Address, City or Town	AMESBURY
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01913
City Area Code	978
Local Phone Number	834-8555
Title of 12(b) Security	Common Stock
Trading Symbol	PVBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false